Commitments and Contingencies - Pledged Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Federal Home Loan Bank of Indianapolis
Disclosure of other provisions [line items]
Amounts outstanding		$ 500		$ 500
Federal Home Loan Bank of Indianapolis | JHUSA
Disclosure of other provisions [line items]
Amounts outstanding		$ 500
Debt securities
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Pledged assets	$ 15,478		$ 10,939
Debt securities | Derivatives
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Pledged assets	14,517		10,431
Debt securities | Secured borrowings
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Pledged assets	0		0
Debt securities | Regulatory requirements
Disclosure of other provisions [line items]
Pledged assets	303		307
Debt securities | Repurchase agreements
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Pledged assets	658		201
Debt securities | Mortgages on ALDA properties
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Pledged assets	0		0
Debt securities | Manulife Bank securitized mortgages
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Pledged assets	0		0
Debt securities | Non-registered retirement plans in trust
Disclosure of other provisions [line items]
Pledged assets	0		0
Debt securities | Other
Disclosure of other provisions [line items]
Pledged assets	0		0
Other
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Pledged assets	10,794		10,169
Other | Derivatives
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Pledged assets	25		26
Other | Secured borrowings
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Pledged assets	2,216		2,220
Other | Secured borrowings, required collateral | Federal Home Loan Bank of Indianapolis
Disclosure of other provisions [line items]
Pledged assets	1,098		998
Other | Secured borrowings, excess collateral | Federal Home Loan Bank of Indianapolis
Disclosure of other provisions [line items]
Pledged assets	1,118		1,222
Other | Regulatory requirements
Disclosure of other provisions [line items]
Pledged assets	91		74
Other | Repurchase agreements
Disclosure of other provisions [line items]
Pledged assets	0		0
Other | Mortgages on ALDA properties
Disclosure of other provisions [line items]
Pledged assets	284		278
Other | Manulife Bank securitized mortgages
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Pledged assets	7,603		6,990
Other | Manulife Bank securitized mortgages | CMB Securitization
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Pledged assets	3,274		2,900
Other | Manulife Bank securitized mortgages | HELOC securitization | Restricted cash and short-term securities
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Pledged assets	3,163		2,912
Other | Manulife Bank securitized mortgages | HELOC securitization | Additional encumbrances of mortgages and cash
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Pledged assets	1,166		1,178
Other | Non-registered retirement plans in trust
Disclosure of other provisions [line items]
Pledged assets	286		298
Other | Other
Disclosure of other provisions [line items]
Pledged assets	$ 289		$ 283